UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	4/30/2016

Item 1. Schedule of Investments

International Equity Portfolio

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Australia — 4.3%
Arrium Ltd.*(d)	783,800	$13,024
Asaleo Care Ltd.	385,000	573,570
Ausdrill Ltd.*	101,200	36,029
Australia & New Zealand Banking Group Ltd.	38,100	698,373
Bank of Queensland Ltd.	100,769	856,894
Bendigo & Adelaide Bank Ltd.	77,000	542,065
BHP Billiton PLC	175,211	2,394,178
Bradken Ltd.*	137,800	94,760
Caltex Australia Ltd.	93,586	2,296,904
Challenger Ltd.	151,000	1,021,426
Downer EDI Ltd.	174,800	490,755
Harvey Norman Holdings Ltd.	221,500	750,120
LendLease Group	108,100	1,038,377
Metcash Ltd.*(a)	387,100	515,351
Mineral Resources Ltd.	45,600	255,284
National Australia Bank Ltd.	35,768	733,820
Orica Ltd.	59,000	681,722
Primary Health Care Ltd.	157,800	414,312
Qantas Airways Ltd.*	296,649	723,301
Seven Group Holdings Ltd.	104,000	459,745
Seven West Media Ltd.	535,500	428,423

		15,018,433

Austria — 0.7%
OMV AG	32,700	983,949
UNIQA Insurance Group AG	72,846	526,637
Voestalpine AG	24,500	884,084

		2,394,670

Belgium — 2.3%
AGFA-Gevaert NV*	62,300	247,725
Anheuser-Busch InBev NV	35,853	4,447,727
Delhaize Group	15,400	1,618,312
Fagron	23,500	171,826
KBC Groep NV	24,229	1,363,180

		7,848,770

Brazil — 0.5%
BB Seguridade Participacoes SA	216,400	1,882,587

Canada — 0.9%
MacDonald, Dettwiler & Associates Ltd.	19,230	1,347,188
National Bank of Canada	53,700	1,919,111

		3,266,299

China — 0.4%
CITIC Telecom International Holdings Ltd.	1,598,600	663,676
Shougang Fushan Resources Group Ltd.	982,000	147,641
TCL Communication Technology Holdings Ltd.	828,400	537,167
Universal Health International Group Holding Ltd.	1,466,900	131,937

		1,480,421

Denmark — 1.2%
Carlsberg A/S (Class B Stock)	17,616	1,717,249
Danske Bank A/S	38,400	1,086,511
Dfds A/S	11,000	439,174
TDC A/S	162,600	832,556

		4,075,490

Finland — 1.4%
Sampo Oyj (Class A Stock)	57,057	2,495,747
Tieto Oyj	25,000	656,959
UPM-Kymmene Oyj	95,900	1,835,734

		4,988,440

France — 9.2%
Alstom SA*	22,900	585,568
Arkema SA	7,500	598,627
AXA SA	44,900	1,133,713
BNP Paribas SA	19,400	1,027,408
Cap Gemini SA	31,432	2,933,961
Cie Generale des Etablissements Michelin	13,700	1,430,973
CNP Assurances	44,800	763,406
Credit Agricole SA	75,300	833,481
Electricite de France(a)	61,400	882,130
Engie	71,900	1,185,884
Iliad SA	5,543	1,212,027
Orange SA	47,200	784,181
Renault SA	12,000	1,157,859
Saft Groupe SA	17,700	549,889
Sanofi	47,100	3,882,310
SCOR SE	26,000	885,712
Societe Generale SA	25,100	987,619
Thales SA	9,200	796,151
TOTAL SA	78,744	3,979,803
Valeo SA	22,991	3,646,826
Vinci SA	37,474	2,798,884

		32,056,412

Germany — 7.2%
Allianz SE	11,100	1,888,429
Aurubis AG	7,600	413,033
BASF SE	15,800	1,307,153
Bayer AG	52,820	6,104,274
Bayerische Motoren Werke AG	18,800	1,739,264
Daimler AG	35,000	2,438,695
Deutsche Bank AG	40,700	771,388
Deutsche Lufthansa AG	50,300	783,168
E.ON SE	33,000	342,019
Evonik Industries Ag	28,900	916,951
Hannover Rueck SE	6,900	788,819
METRO AG	37,900	1,209,155
Muenchener Rueckversicherungs-Gesellschaft AG	8,700	1,617,387
Rheinmetall AG	11,500	900,997
Siemens AG	11,100	1,161,601
Stada Arzneimittel AG	19,300	820,604
Volkswagen AG	7,300	1,165,790
Wincor Nixdorf AG*	13,900	760,161

		25,128,888

Hong Kong — 1.5%
Cheung Kong Property Holdings Ltd.	58,900	402,257
China Resources Cement Holdings Ltd.	1,273,300	418,984
Huabao International Holdings Ltd.*	659,700	259,558
Kingboard Chemical Holdings Ltd.	177,580	341,535
Lee & Man Paper Manufacturing Ltd.	1,351,600	885,871

PCCW Ltd.	938,000	634,917
Skyworth Digital Holdings Ltd.	1,483,300	965,348
Tongda Group Holdings Ltd.	2,621,800	538,554
Yue Yuen Industrial Holdings Ltd.	249,300	908,056

		5,355,080

Ireland — 1.4%
C&C Group PLC	182,000	819,652
James Hardie Industries PLC	96,145	1,344,876
Ryanair Holdings PLC, ADR	15,157	1,226,959
Smurfit Kappa Group PLC*	49,900	1,324,525

		4,716,012

Israel — 1.8%
Bank Hapoalim BM	110,800	570,766
Elbit Systems Ltd.	9,700	972,930
Teva Pharmaceutical Industries Ltd.	31,300	1,719,404
Teva Pharmaceutical Industries Ltd., ADR	57,460	3,128,697

		6,391,797

Italy — 1.5%
Astaldi SpA	57,600	282,761
Azimut Holding SpA	63,463	1,601,899
Enel SpA	387,700	1,762,038
Mediaset SpA	178,637	807,026
Mediobanca SpA	96,700	796,566

		5,250,290

Japan — 20.8%
ABC-Mart, Inc.	24,800	1,609,328
Alpine Electronics, Inc.	13,700	168,624
Anritsu Corp.	69,700	414,564
Aoyama Trading Co. Ltd.	10,100	376,574
Aozora Bank Ltd.	311,300	1,104,497
Asahi Kasei Corp.	75,300	515,212
Calsonic Kansei Corp.	130,500	891,331
Concordia Financial Group Ltd.	148,000	712,737
Daihatsu Motor Co. Ltd.	61,400	819,387
Daiwa House Industry Co. Ltd.	144,300	3,855,224
Don Quijote Holdings Co. Ltd.	85,100	3,027,503
Enplas Corp.	14,300	404,340
Fuji Electric Co. Ltd.	140,000	595,734
Fuji Oil Holdings, Inc.	63,900	1,188,656
Fujikura Ltd.	234,900	1,138,622
Fuyo General Lease Co. Ltd.	18,600	781,069
Heiwa Corp.	43,400	911,648
Hogy Medical Co. Ltd.	4,800	267,321
Isuzu Motors Ltd.	225,600	2,413,984
Japan Airlines Co. Ltd.	29,800	1,072,630
Japan Tobacco, Inc.	55,200	2,255,358
Kaneka Corp.	80,000	669,578
KDDI Corp.	160,100	4,611,798
Keihin Corp.	43,200	627,690
KYORIN Holdings, Inc.	34,000	670,864
Kyowa Exeo Corp.	47,500	536,976
Makita Corp.	28,900	1,823,111
Marubeni Corp.	150,500	798,893
Matsumotokiyoshi Holdings Co. Ltd.	14,300	699,940
Miraca Holdings, Inc.	5,500	233,734
Mitsubishi Corp.	35,400	595,025

Mitsubishi Gas Chemical Co., Inc.	161,200	883,990
Mitsubishi UFJ Financial Group, Inc.	271,300	1,251,999
Mizuho Financial Group, Inc.	681,100	1,020,909
Morinaga Milk Industry Co. Ltd.	91,000	477,168
Nichi-iko Pharmaceutical Co. Ltd.	20,000	475,549
Nippon Telegraph & Telephone Corp.	80,200	3,588,977
Nishi-Nippon City Bank Ltd. (The)	223,700	403,612
Nissan Motor Co. Ltd.	168,200	1,492,611
Nisshinbo Holdings, Inc.	51,000	555,313
NTT DOCOMO, Inc.	40,300	966,554
Resona Holdings, Inc.	367,400	1,298,856
Ricoh Co. Ltd.	107,300	1,093,486
Sankyu, Inc.	129,300	600,942
Seino Holdings Co. Ltd.	49,800	506,138
Seven & I Holdings Co. Ltd.	58,400	2,382,862
Shimachu Co. Ltd.	22,200	516,680
Shinko Electric Industries Co. Ltd.	74,000	411,022
Ship Healthcare Holdings, Inc.	31,400	774,902
Shizuoka Gas Co. Ltd.	17,100	116,569
SKY Perfect JSAT Holdings, Inc.	166,600	886,866
SoftBank Group Corp.	40,200	2,161,574
Sony Corp.	78,600	1,903,820
Sumitomo Corp.	90,800	959,961
Sumitomo Metal Mining Co. Ltd.	44,000	496,429
Sumitomo Mitsui Financial Group, Inc.	129,300	3,890,859
Toagosei Co. Ltd.	61,700	556,440
Toho Holdings Co. Ltd.	31,400	726,440
Tokai Rika Co. Ltd.	53,600	992,441
Towa Pharmaceutical Co. Ltd.	9,000	413,596
Toyo Tire & Rubber Co. Ltd.	36,200	541,395
Toyoda Gosei Co. Ltd.	34,100	628,765
Tsubakimoto Chain Co.	83,800	546,513
Tsumura & Co.	21,400	550,683
Ube Industries Ltd.	272,000	516,607
United Arrows Ltd.	30,900	1,241,629
Yokohama Rubber Co. Ltd. (The)	50,750	850,804

		72,474,913

Liechtenstein — 0.1%
VP Bank AG	1,895	184,897

Luxembourg — 0.3%
RTL Group SA	12,377	1,036,294

Netherlands — 5.8%
Aegon NV	106,800	614,032
DNB ASA	97,000	1,241,253
Fred Olsen Energy ASA*	7,100	30,591
ING Groep NV	93,600	1,146,926
Koninklijke Ahold NV	75,700	1,648,317
Koninklijke KPN NV	380,867	1,496,684
Marine Harvest ASA*	37,000	576,690
Royal Dutch Shell PLC (Class A Stock)(AEX)	2,600	68,687
Royal Dutch Shell PLC (Class A Stock)(XLON)	119,018	3,117,473
Royal Dutch Shell PLC (Class B Stock)	114,500	3,006,193
Statoil ASA	38,300	674,130
Telenor ASA	123,583	2,126,390
TKH Group NV	26,400	1,043,759
Wolters Kluwer NV	68,002	2,590,389
Yara International ASA	22,900	915,954

		20,297,468

New Zealand — 0.5%
Air New Zealand Ltd.	501,100	859,814
Fletcher Building Ltd.	126,700	736,531

		1,596,345

Philippines — 0.3%
Alliance Global Group, Inc.	3,130,700	966,599

Portugal — 0.3%
EDP-Energias de Portugal SA	316,500	1,125,185

Singapore — 0.8%
DBS Group Holdings Ltd.	102,000	1,153,730
United Overseas Bank Ltd.	69,400	956,375
Wilmar International Ltd.	242,600	666,416

		2,776,521

South Africa — 0.3%
Mondi PLC	60,100	1,151,192

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	93,500	642,517
Banco Santander SA	128,417	652,146
Distribuidora Internacional de Alimentacion SA	60,900	338,871
Ebro Foods SA	400	9,076
Gas Natural SDG SA	66,600	1,388,818
Iberdrola SA	219,300	1,561,147
Red Electrica Corp. SA	17,214	1,539,529
Repsol SA	46,400	611,391

		6,743,495

Sweden — 3.4%
Assa Abloy AB (Class B Stock)	142,865	3,001,916
Boliden AB	52,900	925,239
Nordea Bank AB	89,800	872,869
SAS AB*(a)	285,948	819,360
Securitas AB (Class B Stock)	55,400	875,998
Swedbank AB (Class A Stock)	129,783	2,801,862
Telefonaktiebolaget LM Ericsson	149,800	1,213,741
Telia Co. AB	252,000	1,205,207

		11,716,192

Switzerland — 7.0%
Aryzta AG*	13,300	517,319
Autoneum Holding AG	1,800	429,897
Baloise Holding AG	10,200	1,264,356
Bucher Industries AG	4,100	984,844
Cembra Money Bank AG*	18,200	1,248,753
Credit Suisse Group AG*	188,244	2,864,784
Georg Fischer AG	1,300	1,056,930
Helvetia Holding AG	1,200	646,308
Novartis AG	70,824	5,389,867
OC Oerlikon Corp. AG*	12,700	122,861
Oriflame Holding AG*	3,300	66,447
Swiss Life Holding AG*	7,100	1,795,708
Swiss Re AG	32,400	2,879,667
UBS Group AG	58,900	1,021,059

Wolseley PLC	49,849	2,792,156
Zurich Insurance Group AG*	6,400	1,436,060

		24,517,016

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	107,400	2,533,566

Thailand — 0.3%
Krung Thai Bank PCL	1,686,200	844,790

Turkey — 0.6%
Turkcell Iletisim Hizmetleri A/S	440,892	1,907,923

United Kingdom — 16.6%
3i Group PLC	127,100	881,578
Amec Foster Wheeler PLC	27,600	199,997
AstraZeneca PLC	25,200	1,445,794
Aviva PLC	159,700	1,011,781
BAE Systems PLC	367,200	2,561,838
Barclays PLC	229,000	574,966
Barratt Developments PLC	77,300	601,968
Beazley PLC	190,589	908,408
Bellway PLC	28,300	1,013,349
Berkeley Group Holdings PLC	17,700	775,625
Bovis Homes Group PLC	56,700	723,640
BP PLC	479,500	2,641,758
British American Tobacco PLC	67,908	4,140,507
BT Group PLC	103,100	668,304
Carillion PLC(a)	133,200	573,316
Centrica PLC	319,200	1,114,722
CYBG PLC*	8,942	29,236
Debenhams PLC	308,200	353,954
Direct Line Insurance Group PLC	214,822	1,138,049
DS Smith PLC	21,400	119,354
easyJet PLC	45,200	974,212
GlaxoSmithKline PLC	48,600	1,038,705
Go-Ahead Group PLC	18,000	674,130
Home Retail Group PLC*	114,300	285,304
Howden Joinery Group PLC	152,176	1,100,784
HSBC Holdings PLC	186,000	1,232,603
Imperial Brands PLC	21,300	1,158,154
Informa PLC	140,497	1,346,024
Intermediate Capital Group PLC	106,542	957,791
International Consolidated Airlines Group SA	63,900	491,284
J. Sainsbury PLC	1,003,340	4,244,960
Lloyds Banking Group PLC	3,850,049	3,778,880
Man Group PLC*	366,600	792,951
Marston’s PLC	87,720	184,285
Meggitt PLC	96,300	578,992
Old Mutual PLC	318,612	866,232
Provident Financial PLC	38,902	1,659,218
Prudential PLC	177,949	3,512,643
Redrow PLC	119,600	669,788
RELX PLC	142,976	2,533,006
Rexam PLC	260,368	2,381,255
Rio Tinto Ltd.	13,400	522,850
Royal Mail PLC	48,100	342,596
RPS Group PLC	189,636	483,518
Smiths Group PLC	41,000	665,365
Tullett Prebon PLC	93,000	461,061
Unilever PLC	44,047	1,968,110

Vesuvius PLC	48,900	229,570
WM Morrison Supermarkets PLC	420,800	1,177,441

		57,789,856

United States — 2.5%
Aon PLC	24,870	2,614,335
Boart Longyear Ltd.*	56,600	4,045
Shire PLC	67,517	4,213,211
Signet Jewelers Ltd.	4,990	541,714
Signet Jewelers Ltd.	12,297	1,333,644

		8,706,949

TOTAL LONG-TERM INVESTMENTS (cost $322,154,636)		336,222,790

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $10,085,184; includes $2,569,025 of cash collateral for securities on loan)(b)(c)	10,085,184	10,085,184

TOTAL INVESTMENTS — 99.4% (cost $332,239,820)(e)		346,307,974
Other assets in excess of liabilities — 0.6%		2,166,315

NET ASSETS — 100.0%		$348,474,289

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,375,081; cash collateral of $2,569,025 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,024 and 0.0% of net assets.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$333,926,010

Appreciation	40,618,770
Depreciation	(28,236,806)

Net Unrealized Appreciation	$12,381,964

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$15,005,409	$13,024
Austria	—	2,394,670	—
Belgium	—	7,848,770	—
Brazil	1,882,587	—	—
Canada	3,266,299	—	—
China	—	1,480,421	—
Denmark	439,174	3,636,316	—
Finland	—	4,988,440	—
France	—	32,056,412	—
Germany	760,161	24,368,727	—
Hong Kong	—	5,355,080	—
Ireland	1,226,959	3,489,053	—
Israel	3,128,697	3,263,100	—
Italy	—	5,250,290	—
Japan	712,737	71,762,176	—
Liechtenstein	184,897	—	—
Luxembourg	—	1,036,294	—
Netherlands	—	20,297,468	—
New Zealand	—	1,596,345	—
Philippines	—	966,599	—
Portugal	—	1,125,185	—
Singapore	—	2,776,521	—
South Africa	—	1,151,192	—
Spain	—	6,743,495	—
Sweden	—	11,716,192	—
Switzerland	—	24,517,016	—
Taiwan	2,533,566	—	—
Thailand	844,790	—	—
Turkey	—	1,907,923	—
United Kingdom	742,324	57,047,532	—
United States	4,493,738	4,213,211	—
Affiliated Mutual Fund	10,085,184	—	—

Total	$30,301,113	$315,993,837	$13,024

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Banks	10.4%
Insurance	8.8
Pharmaceuticals	8.6
Oil, Gas & Consumable Fuels	5.0
Food & Staples Retailing	4.0
Diversified Telecommunication Services	3.8
Automobiles	3.2
Capital Markets	3.0
Auto Components	2.9
Affiliated Mutual Fund (including 0.7% of collateral for securities on loan)	2.9
Wireless Telecommunication Services	2.8
Media	2.7
Chemicals	2.2
Tobacco	2.2
Beverages	2.0
Airlines	2.0
Household Durables	2.0
Electric Utilities	2.0
Specialty Retail	1.9
Aerospace & Defense	1.8
Metals & Mining	1.6
Trading Companies & Distributors	1.6
Machinery	1.6
Real Estate Management & Development	1.5
Industrial Conglomerates	1.2
Construction & Engineering	1.2
Multiline Retail	1.2

Containers & Packaging	1.1
Paper & Forest Products	1.1
IT Services	1.0
Food Products	1.0
Electrical Equipment	1.0
Building Products	0.9
Consumer Finance	0.8
Semiconductors & Semiconductor Equipment	0.8
Personal Products	0.7
Multi-Utilities	0.7
Construction Materials	0.7
Technology Hardware, Storage & Peripherals	0.7
Health Care Providers & Services	0.7
Commercial Services & Supplies	0.6
Diversified Financial Services	0.5
Road & Rail	0.5
Electronic Equipment, Instruments & Components	0.5
Gas Utilities	0.4
Communications Equipment	0.3
Leisure Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Marine	0.1
Air Freight & Logistics	0.1
Internet & Catalog Retail	0.1
Health Care Equipment & Supplies	0.1
Health Care Technology	0.1
Energy Equipment & Services	0.1
Hotels, Restaurants & Leisure	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

Prudential Core Bond Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.9%
ASSET-BACKED SECURITIES — 7.8%
Collateralized Loan Obligations — 5.2%
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.928	%(a)	07/15/23	250	$248,119
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.921	%(a)	10/12/23	250	248,665
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.183	%(a)	04/18/27	250	248,969
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071	%(a)	08/05/27	250	247,870
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.185	%(a)	04/22/27	250	248,325
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033	%(a)	01/17/26	250	248,553
Gramercy Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.933	%(a)	07/17/23	250	248,974
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.071	%(a)	05/05/27	250	248,067
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168	%(a)	04/15/27	250	248,351
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.198	%(a)	05/20/27	250	245,741
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.843	%(a)	04/15/21	12	12,307
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	2.004	%(a)	01/20/25	250	248,988
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	1.918	%(a)	10/23/25	750	745,003
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.088	%(a)	07/15/27	250	242,177
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098	%(a)	04/15/26	500	498,676
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.118	%(a)	05/21/27	250	248,644
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113	%(a)	07/17/26	250	247,315
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020	%(a)	11/07/25	250	243,892

					4,968,636

Non-Residential Mortgage-Backed Securities — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	596,966
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	400,191
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	200	200,018
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	300	298,606

					1,495,781

Residential Mortgage-Backed Securities — 1.0%
RAAC Trust, Series 2007-SP3, Class A1	1.639	%(a)	09/25/47	413	399,009
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	196	195,231

Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	345	345,391

					939,631

TOTAL ASSET-BACKED SECURITIES (cost $7,415,682)					7,404,048

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	1,111,485
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,057	1,068,963
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	1,000	1,081,772
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	500	531,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527	%(a)	10/25/23	1,100	1,202,585
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119%		05/10/50	1,000	1,028,144
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	1,100	1,115,677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%		02/15/48	850	878,706
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	815	821,480

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,805,734)					8,840,803

CORPORATE BONDS — 40.8%
Aerospace & Defense
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	30	31,265

Airlines — 0.7%
American Airlines 2013-2 Class A Pass-Through Trust, Pass Thru Certs	4.950%		01/15/23	244	261,615
American Airlines 2015-1 Class A Pass-Through Trust, Pass Thru Certs	3.375%		05/01/27	103	104,034
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass Thru Certs	7.750%		12/17/19	236	265,463

					631,112

Auto Manufacturers — 2.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	295	297,441
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	1,350	1,366,442
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	550	560,132
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	180	180,665
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150%		02/26/20	175	176,391

					2,581,071

Banks — 10.6%
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	510	520,436
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	100	106,211
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	235	238,154
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	200	212,039
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	500	500,753

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	200	201,525
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	575	571,330
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%	06/16/24	525	546,806
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	425	435,026
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.750%	01/29/18	310	311,091
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%	02/13/18	320	319,585
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	250	261,846
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	75	75,846
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%	02/15/19	1,250	1,434,710
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	185	190,225
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	315	315,857
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	100	102,746
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	100	112,682
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	75	77,496
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	125	130,461
JPMorgan Chase Bank NA, Sub. Notes	6.000%	10/01/17	700	743,437
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	304,609
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	500	515,755
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	350	361,662
National City Corp., Sub. Notes	6.875%	05/15/19	780	882,152
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%	09/17/18	200	201,231
North American Development Bank, Sr. Unsec’d. Notes	4.375%	02/11/20	100	109,008
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	250	253,326

				10,036,005

Beverages — 0.3%
Anheuser-Busch InBev Finance Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	180	196,854
Anheuser-Busch InBev Finance Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	56,703

				253,557

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	160	187,307
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	125	129,410

				316,717

Chemicals — 2.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	36,877
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	350	381,374
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	520	570,932
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	550	561,974
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	310	361,539
Monsanto Co., Sr. Unsec’d. Notes	3.950%	04/15/45	35	31,092

				1,943,788

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $74,136; purchased 02/10/15)(b)(c)	4.500%	02/15/45	75	75,735

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	85	77,453
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	305	308,412
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	55	56,145

				442,010

Diversified Financial Services — 0.6%
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	600	600,070

Electric — 2.2%
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	76,469
Commonwealth Edison Co., 1st Mortgage	3.700%	03/01/45	40	40,087
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	250	275,463
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	60	60,227
PECO Energy Co., 1st Ref. Mortgage	4.800%	10/15/43	120	138,876
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300%	05/01/18	1,300	1,404,338
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	50	49,068

				2,044,528

Food — 0.6%
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	115	118,993
JM Smucker Co. (The), Gtd. Notes	3.500%	03/15/25	45	47,210
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	75	83,688
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	285	301,195

				551,086

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A (original cost $223,368; purchased 02/11/15)(b)(c)	3.600%	03/01/25	220	229,764
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	170	172,137

				401,901

Gas — 0.1%
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	135	136,026

Healthcare-Products — 1.1%
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	160	177,012
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	140	150,162
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	328	365,276
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	395	399,222

				1,091,672

Healthcare-Services — 2.8%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	100	103,191
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	170	221,894
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	310	352,719
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	270	270,670
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	700	719,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	260	280,851
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200%	07/01/55	75	78,675
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	40,217
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	190	192,718
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	410	438,012

				2,698,197

Holding Companies - Diversified — 0.4%
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	335	335,442

Housewares — 0.3%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	240	246,265
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	35	36,977

				283,242

Insurance — 2.6%
ACE INA Holdings, Inc., Gtd. Notes	3.150%	03/15/25	95	98,604
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	260	251,194
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	104,188

Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	210	237,028
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	400	405,610
MetLife, Inc., Series D, Sr. Unsec’d. Notes	4.368%	09/15/23	240	263,255
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	405	406,287
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	120	146,155
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	140	135,963
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	140	136,379
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	120	129,110
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $152,774; purchased 02/12/15)(b)(c)	2.950%	11/01/19	150	153,002

				2,466,775

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	250	256,247

Machinery-Diversified — 0.4%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.050%	03/01/20	270	273,101
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25	115	116,803

				389,904

Media — 0.9%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	410	454,838
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	80	92,344
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	95	112,230
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	25	28,734
Myriad International Holdings BV (South Africa), Gtd. Notes	6.375%	07/28/17	200	209,000

				897,146

Mining — 0.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	50	51,877
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	130	140,758
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	90	82,507

				275,142

Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	176,171

Office & Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	165	158,585

Oil & Gas — 1.3%
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	126,576
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	150	160,594
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	190	196,227
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	250	285,191
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	280	294,000
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	199,834

				1,262,422

Pharmaceuticals — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	105	110,021
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	175	182,038
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	90	92,400

Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	225	225,079
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	56,375
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	555	581,481
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	70	70,082
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	190	194,290

				1,511,766

Pipelines — 2.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	4.750%	09/30/21	50	45,500
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	150	142,500
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%	01/31/19	420	468,602
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/20	600	641,598
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	275	247,238
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	130	116,014
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	225	219,163
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.125%	01/15/17	250	257,912

				2,138,527

Real Estate Investment Trusts (REITs) — 1.0%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	218,852
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	300	296,838
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	240	274,395
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	135	135,065

				925,150

Retail — 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25	240	244,621
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	40	44,838
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	45	52,589
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	150	177,214
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37	30	38,816

				558,078

Software — 0.5%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	290	299,318
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	125	131,955

				431,273

Telecommunications — 1.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	530	538,764
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	60	60,345
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	75	75,572
Telstra Corp. Ltd. (Australia), Gtd. Notes, 144A	3.125%	04/07/25	90	92,106
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	100	110,568
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	675	652,779

				1,530,134

Transportation — 1.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	270	287,042
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550%	03/01/19	250	277,793
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	286,799
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	110	110,650
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	45	44,280

				1,006,564

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $304,908; purchased 02/05/15)(b)(c)	3.050%		01/09/20	300	301,196

TOTAL CORPORATE BONDS (cost $38,458,451)					38,738,504

FOREIGN GOVERNMENT BONDS — 1.2%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	200	209,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	250	270,910
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	200	206,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%		03/17/23	100	100,875
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%		01/22/44	50	61,313
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	250	284,242

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,112,332)					1,132,340

MUNICIPAL BONDS — 1.1%
California — 0.5%
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%		05/15/39	300	399,765
University of California, Revenue Bonds	3.931%		05/15/45	30	30,970
University of California, Revenue Bonds	4.131%		05/15/45	30	31,209

					461,944

New Jersey — 0.4%
New Jersey Turnpike Authority, Revenue Bonds, BAB’s	7.102%		01/01/41	250	368,430

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511%		12/01/45	150	189,100

TOTAL MUNICIPAL BONDS (cost $1,012,972)					1,019,474

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.6%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	15	15,811
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.899	%(a)	02/25/45	55	55,085
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(a)	10/27/18	393	392,549
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.588	%(a)	08/25/36	442	407,489
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	470	427,844
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.510	%(a)	08/25/35	169	168,253
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	9	9,585

Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(d)	1.933	%(a)	02/25/25	70	70,452
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(d)	1.583	%(a)	05/25/25	555	554,628
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(d)	2.585	%(a)	09/25/28	109	110,393
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	154	182,252
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.479	%(a)	12/25/36	253	250,935
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(d)	1.339	%(a)	10/25/27	682	680,031
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(d)	1.783	%(a)	04/25/28	237	237,975
Government National Mortgage Assoc., Series 2000-9, Class FG	1.036	%(a)	02/16/30	30	30,399
Government National Mortgage Assoc., Series 2000-9, Class FH	0.936	%(a)	02/16/30	32	32,562
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	3.176	%(a)	09/25/35	119	119,667
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A^(b)	3.534	%(a)	09/01/21	790	782,172
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A^(b)	2.434	%(a)	04/01/20	316	307,378
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A^	2.434	%(a)	04/01/20	380	371,681
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^	2.434	%(a)	05/01/20	548	534,758
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.434	%(a)	08/01/20	182	178,324
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.434	%(a)	10/01/20	558	547,392
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A^	2.434	%(a)	01/01/21	265	257,006
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.434	%(a)	10/25/35	102	96,056
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.649	%(a)	02/25/36	178	161,096
Sequoia Mortgage Trust, Series 10, Class 2A1	1.199	%(a)	10/20/27	94	88,014
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.686	%(a)	07/19/35	81	71,885
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.425	%(a)	01/25/32	14	13,848
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A	1.776	%(a)	06/25/42	154	146,479
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR9, Class 1A	1.776	%(a)	08/25/42	8	7,760
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1	0.729	%(a)	10/25/45	955	880,534

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,271,513)					8,190,293

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Federal Home Loan Mortgage Corp.	3.000%		TBA	500	522,891
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	931	954,940
Federal Home Loan Mortgage Corp.	3.500%		06/01/42 - 09/01/42	2,235	2,346,062
Federal Home Loan Mortgage Corp.	4.000%		TBA	500	533,203
Federal Home Loan Mortgage Corp.	4.000%		12/01/40 - 01/01/41	1,297	1,389,409

Federal Home Loan Mortgage Corp.	4.500%		06/01/42	384	420,344
Federal Home Loan Mortgage Corp.	5.000%		08/01/40	770	853,243
Federal National Mortgage Assoc.	2.500%		TBA	500	512,900
Federal National Mortgage Assoc.	2.500%		05/01/30	898	924,414
Federal National Mortgage Assoc.	2.534	%(a)	07/01/25	5	5,423
Federal National Mortgage Assoc.	2.625	%(a)	08/01/24	14	13,761
Federal National Mortgage Assoc.	3.000%		10/01/42 - 06/01/43	3,124	3,210,120
Federal National Mortgage Assoc.	3.500%		TBA	1,000	1,046,094
Federal National Mortgage Assoc.	3.500%		10/01/41 - 10/01/42	3,460	3,632,698
Federal National Mortgage Assoc.	4.000%		TBA	1,000	1,067,012
Federal National Mortgage Assoc.	4.000%		09/01/44	805	859,044
Federal National Mortgage Assoc.	4.500%		TBA	500	544,395
Federal National Mortgage Assoc.	4.500%		08/01/40 - 08/01/41	785	855,985
Federal National Mortgage Assoc.	5.000%		09/01/30	82	91,023
Federal National Mortgage Assoc.	5.255	%(a)	12/01/30	2	2,048
Government National Mortgage Assoc.	1.750	%(a)	05/20/23 - 03/20/30	256	264,301
Government National Mortgage Assoc.	1.875	%(a)	08/20/26 - 07/20/30	79	81,688
Government National Mortgage Assoc.	2.000	%(a)	10/20/24 - 06/20/27	78	79,890
Government National Mortgage Assoc.	2.500	%(a)	02/20/25	21	22,163
Government National Mortgage Assoc.(e)	3.000%		TBA	500	517,734
Government National Mortgage Assoc.	3.000%		TBA	1,500	1,549,922
Government National Mortgage Assoc.(e)	3.500%		TBA	1,750	1,848,369
Government National Mortgage Assoc.	3.500%		TBA	1,000	1,054,649
Government National Mortgage Assoc.	4.000%		TBA	1,000	1,067,227
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,072,461
Government National Mortgage Assoc.	5.000%		10/20/37	26	29,412

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,254,416)					27,372,825

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bonds	2.500%		02/15/45 - 02/15/46	300	289,883
U.S. Treasury Bonds	3.000%		11/15/44 - 11/15/45	600	642,108
U.S. Treasury Notes	1.000%		03/15/18	220	220,954
U.S. Treasury Notes	1.250%		03/31/21	390	389,406
U.S. Treasury Notes	1.375%		08/31/20	120	120,834
U.S. Treasury Notes	1.625%		02/15/26	420	412,716
U.S. Treasury Notes	2.125%		12/31/22	125	129,380

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,207,194)					2,205,281

TOTAL LONG-TERM INVESTMENTS (cost $94,538,294)					94,903,568

SHORT-TERM INVESTMENT — 11.7%

				Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $11,121,504)(f)				11,121,504	11,121,504

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 111.6% (cost $105,659,798)(g)					106,025,072

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.5)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $533,125)	4.000%	TBA	500	(534,131)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 111.1% (cost $105,126,673)				105,490,941
Liabilities in excess of other assets(p) — (11.1)%				(10,535,869)

NET ASSETS — 100.0%				$94,955,072

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,252,995 and 2.4% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $755,186. The aggregate value of $759,697 is approximately 0.8% of net assets.
(d)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(e)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,250,000 is approximately 2.4% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$105,965,918

Appreciation	707,377
Depreciation	(648,223)

Net Unrealized Appreciation	$59,154

The book basis may differ from tax basis due to certain tax-related adjustments.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
82	10 Year U.S. Treasury Notes	Jun. 2016	$10,657,312	$10,665,125	$7,813
57	U.S. Ultra Bonds	Jun. 2016	9,822,086	9,766,594	(55,492)
17	5 Year U.S. Treasury Notes	Jun. 2016	2,048,266	2,055,539	7,273
16	2 Year U.S. Treasury Notes	Jun. 2016	3,488,734	3,498,000	9,266

					(31,140)

	Short Position:
37	U.S. Long Treasury Bonds	Jun. 2016	6,114,711	6,042,562	72,149

					$41,009

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2016.

Cash of $350,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2016.

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(2)
Centrally cleared swap agreements:
1,530	05/31/22	2.200%	3 Month LIBOR(1)	$(3,118)	$(88,008)	$(84,890)
865	05/31/22	2.217%	3 Month LIBOR(1)	—	(50,550)	(50,550)
1,490	11/30/22	1.850%	3 Month LIBOR(1)	—	(39,527)	(39,527)
600	11/30/22	1.982%	3 Month LIBOR(1)	—	(22,369)	(22,369)
100	12/31/22	1.405%	3 Month LIBOR(1)	—	257	257
100	12/31/22	1.406%	3 Month LIBOR(1)	—	247	247
100	12/31/22	1.409%	3 Month LIBOR(1)	—	232	232
100	12/31/22	1.495%	3 Month LIBOR(1)	—	(311)	(311)
2,515	01/08/26	2.210%	3 Month LIBOR(1)	—	(139,690)	(139,690)

				$(3,118)	$(339,719)	$(336,601)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2016.

Cash of $520,000 has been segregated with Citigroup Global Markets, to cover requirements for open centrally cleared interest rate swap contracts at April 30, 2016.

Total return swap agreements outstanding at April 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(78)	$—	$(78)
Deutsche Bank AG	06/11/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(988)	—	(988)
Deutsche Bank AG	06/11/16	100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	662	—	662
Deutsche Bank AG	06/11/16	100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	303	—	303

				$(101)	$—	$(101)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2016.
(2)	Upfront/recurring fees for commissions, as applicable, are included in net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,968,636	$—
Non-Residential Mortgage-Backed Securities	—	1,495,781	—
Residential Mortgage-Backed Securities	—	939,631	—
Commercial Mortgage-Backed Securities	—	8,840,803	—
Corporate Bonds	—	38,738,504	—
Foreign Government Bonds	—	1,132,340	—
Municipal Bonds	—	1,019,474	—
Residential Mortgage-Backed Securities	—	5,937,298	2,252,995
U.S. Government Agency Obligations	—	27,372,825	—
U.S. Treasury Obligations	—	2,205,281	—
Affiliated Mutual Fund	11,121,504	—	—
U.S. Government Agency Obligation — Short	—	(534,131)	—
Other Financial Instruments*
Futures Contracts	41,009	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(336,601)	—
OTC Total Return Swap Agreements	—	(101)	—

Total	$11,162,513	$91,779,740	$2,252,995

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Non- Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities
Balance as of 10/31/15	$595,500	$—
Accrued discount/premium		2,497
Realized gain (loss)	1,081	(1,724)
Change in unrealized appreciation (depreciation)**	4,474	(367,041)
Purchases		500,714
Sales	(601,055)	(579,995)
Transfers into Level 3	—	2,873,527
Transfers out of Level 3	—	—
Paydowns		(174,983)

Balance as of 04/30/16	$—	$2,252,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, (367,041) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2016	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$2,252,995	Market Approach	Single broker indicative quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$2,873,527	L2 to L3	Evaluated bid to single broker quote

Prudential Corporate Bond Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	250	$253,470
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	200	202,802

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $454,483)					456,272

CORPORATE BONDS — 92.7%
Agriculture — 1.9%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250%		06/07/22	305	322,245
Reynolds American, Inc., Gtd. Notes	3.250%		06/12/20	100	104,860

					427,105

Airlines — 0.5%
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20	100	101,664

Auto Manufacturers — 2.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%		03/18/21	300	310,699
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	200	201,236

					511,935

Banks — 16.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	250	259,612
Bank of America Corp., Series L, Sr. Unsec’d. Notes	2.600%		01/15/19	250	254,346
Bank of America Corp., Series V, Jr. Sub. Notes	5.125	%(a)	12/29/49	250	234,063
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	200	191,942
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	550	560,122
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	400	411,416
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(a)	12/29/49	250	243,437
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	400	405,049
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(a)	12/29/49	200	201,125
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	300	311,291
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	07/29/49	250	238,125
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	300	308,147
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	90	97,314

					3,715,989

Biotechnology — 1.0%
Biogen, Inc., Sr. Unsec’d. Notes	4.050%		09/15/25	215	231,158

Chemicals — 2.7%
CF Industries, Inc., Gtd. Notes	5.150%		03/15/34	100	98,769
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%		08/15/22	100	104,802
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	150	139,797
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	50	53,750
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%		12/03/20	200	207,037

					604,155

Commercial Services — 0.2%
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%		04/01/26	35	36,608

Computers — 3.4%
Apple, Inc., Sr. Unsec’d. Notes	4.650%		02/23/46	100	109,817

EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	100	93,654
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	255	257,853
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	105	107,185
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	3.750%	11/15/18	200	198,048

				766,557

Diversified Financial Services — 1.6%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	250	247,799
Synchrony Financial, Sr. Unsec’d. Notes	3.750%	08/15/21	100	102,926

				350,725

Electric — 10.2%
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	100	117,432
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	6.650%	04/01/19	200	227,446
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.900%	06/15/18	200	200,927
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	200	216,707
PacifiCorp, First Mortgage	3.350%	07/01/25	270	286,692
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	100	103,424
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	400	404,891
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820%	12/07/22	50	50,660
Sierra Pacific Power Co., General Ref. Mortgage, 144A	2.600%	05/01/26	70	69,870
WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.650%	06/15/18	500	501,403
Westar Energy, Inc., First Mortgage	5.100%	07/15/20	100	111,857

				2,291,309

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	50	55,792

Forest Products & Paper — 1.2%
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	250	265,566

Health Care - Services — 6.0%
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	500	509,639
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	500	507,153
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	300	321,000

				1,337,792

Healthcare Insurance — 0.9%
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	200	208,053

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	12/01/24	100	102,885
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	20	21,130

				124,015

Insurance — 6.1%
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	150	134,811
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	125	130,171
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	500	547,141
Markel Corp., Sr. Unsec’d. Notes	5.350%	06/01/21	500	555,865

				1,367,988

Media — 5.3%
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	180	207,773
Comcast Corp., Gtd. Notes	3.150%	03/01/26	90	94,251
Comcast Corp., Gtd. Notes	3.375%	08/15/25	325	347,034
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%	06/15/20	50	50,569

Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	103	106,332
Time Warner, Inc., Gtd. Notes	3.875%	01/15/26	200	212,365
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	50	42,473
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	137,596

				1,198,393

Mining — 3.6%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	50	49,839
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	250	279,220
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	06/15/25	250	256,261
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	250	229,186

				814,506

Miscellaneous Manufacturing — 0.7%
Pentair Finance SA (United Kingdom), Gtd. Notes	4.650%	09/15/25	105	107,276
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26	45	46,233

				153,509

Office/Business Equipment — 1.5%
Xerox Corp., Sr. Unsec’d. Notes	2.800%	05/15/20	350	336,538

Oil & Gas — 2.7%
ConocoPhillips Co., Gtd. Notes	4.200%	03/15/21	50	53,437
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	20	17,210
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	90	94,515
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	250	258,925
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	100	94,671
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	85	90,472

				609,230

Oil & Gas Services — 0.3%
Halliburton Co., Sr. Unsec’d. Notes	5.000%	11/15/45	65	66,587

Pharmaceuticals — 4.6%
Abbvie, Inc., Sr. Unsec’d. Notes	1.800%	05/14/18	275	276,913
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	500	513,335
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	2.000%	06/22/18	45	44,883
Johnson & Johnson, Sr. Unsec’d. Notes	2.450%	03/01/26	105	105,617
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%	11/15/20	100	103,509

				1,044,257

Pipelines — 3.7%
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	200	201,852
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	150	151,825
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605%	02/15/25	500	475,934

				829,611

Real Estate Investment Trusts (REITs) — 1.6%
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	20	20,716
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	50	51,401
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	75	76,778
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	200	207,356

				356,251

Retail — 3.5%
Autozone, Inc., Sr. Unsec’d. Notes	1.625%	04/21/19	205	205,313
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	230	257,819
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	100	110,302

Lowe’s Cos, Inc., Sr. Unsec’d. Notes	2.500%	04/15/26	80	79,217
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	115	123,139

				775,790

Software — 2.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	75	76,534
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	150	156,937
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	5.000%	10/15/25	200	220,820

				454,291

Telecommunications — 4.8%
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	230	241,562
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	165	168,371
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	650	659,615

				1,069,548

Transportation — 3.2%
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17	200	208,656
FedEx Corp., Gtd. Notes	4.500%	02/01/65	500	512,161

				720,817

TOTAL CORPORATE BONDS (cost $20,326,322)				20,825,739

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds	3.000%	11/15/45	545	583,192
U.S. Treasury Notes	1.250%	03/31/21	375	374,429

TOTAL U.S. TREASURY OBLIGATIONS (cost $961,668)				957,621

TOTAL LONG-TERM INVESTMENTS (cost $21,742,473)				22,239,632

SHORT-TERM INVESTMENT — 1.3%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $298,839)(b)			298,839	298,839

TOTAL INVESTMENTS — 100.3% (cost $22,041,312)(c)				22,538,471
Liabilities in excess of other assets(d) — (0.3)%				(66,387)

NET ASSETS — 100.0%				$22,472,084

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$22,108,386

Appreciation	551,925
Depreciation	(121,840)

Net Unrealized Appreciation	$430,085

The book basis may differ from tax basis due to certain tax-related adjustments.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2016	$1,966,815	$1,967,625	$810
12	5 Year U.S. Treasury Notes	Jun. 2016	1,449,292	1,450,969	1,677
16	20 Year U.S. Treasury Bonds	Jun. 2016	2,645,437	2,613,000	(32,437)

					(29,950)

	Short Positions:
26	10 Year U.S. Treasury Notes	Jun. 2016	3,380,781	3,381,625	(844)
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	2,960,373	2,912,844	47,529

					46,685

					$16,735

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2016.

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$456,272	$—
Corporate Bonds	—	20,825,739	—
U.S. Treasury Obligations	—	957,621	—
Affiliated Mutual Fund	298,839	—	—
Other Financial Instruments*
Futures Contracts	16,735	—	—

Total	$315,574	$22,239,632	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential QMA Small-Cap Value Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.8%
Aerospace & Defense — 0.6%
DigitalGlobe, Inc.*	54,800	$1,214,368
Engility Holdings, Inc.*	25,300	497,651
KLX, Inc.*	179,100	6,039,252

		7,751,271

Air Freight & Logistics — 1.2%
Air Transport Services Group, Inc.*	199,168	2,806,277
Atlas Air Worldwide Holdings, Inc.*	320,928	12,817,864

		15,624,141

Airlines — 1.0%
SkyWest, Inc.	561,568	13,196,848

Auto Components — 1.0%
Cooper Tire & Rubber Co.	142,808	4,932,588
Dana Holding Corp.	41,047	530,738
Modine Manufacturing Co.*	139,360	1,506,482
Strattec Security Corp.	25,828	1,366,301
Tower International, Inc.	207,689	4,766,462

		13,102,571

Banks — 20.4%
1st Source Corp.	112,858	3,886,830
Arrow Financial Corp.	30,068	846,715
Banc of California, Inc.	108,900	2,216,115
BancFirst Corp.	43,848	2,734,800
Banco Latinoamericano de Comercio Exterior SA (Panama)	243,411	6,294,608
BancorpSouth, Inc.	80,200	1,883,898
Bank of Marin Bancorp	46,162	2,262,861
Banner Corp.	21,100	902,658
BBCN Bancorp, Inc.	653,351	10,205,343
Berkshire Hills Bancorp, Inc.	259,004	7,029,369
Boston Private Financial Holdings, Inc.	465,296	5,685,917
Brookline Bancorp, Inc.	62,200	707,836
Camden National Corp.	22,151	963,790
Century Bancorp, Inc. (Class A Stock)	2,800	119,000
Chemical Financial Corp.(a)	159,358	6,128,909
Citizens & Northern Corp.	36,916	745,334
CNB Financial Corp.	26,399	472,278
Community Trust Bancorp, Inc.	61,666	2,211,959
Customers Bancorp, Inc.*	314,030	8,158,499
Enterprise Bancorp, Inc.	2,800	67,564
Enterprise Financial Services Corp.	91,580	2,506,545
Fidelity Southern Corp.	271,793	4,392,175
Financial Institutions, Inc.	70,528	1,974,784
First Bancorp	72,311	1,475,144
First Business Financial Services, Inc.	10,100	255,631
First Citizens BancShares, Inc. (Class A Stock)	8,500	2,167,500
First Commonwealth Financial Corp.	23,100	212,058
First Community Bancshares, Inc.	80,434	1,673,832
First Financial Bancorp	288,751	5,630,644
First Financial Corp.	81,559	2,889,635
First Interstate BancSystem, Inc. (Class A Stock)	364,716	9,883,804
First Merchants Corp.	223,707	5,738,085
First Midwest Bancorp, Inc.	67,400	1,245,552
First NBC Bank Holding Co.*	242,697	5,276,233
First of Long Island Corp. (The)	11,982	366,769
FirstMerit Corp.	422,766	9,368,495

FNB Corp.	554,100	7,325,202
Fulton Financial Corp.	582,400	8,147,776
German American Bancorp, Inc.	10,873	350,437
Great Southern Bancorp, Inc.	64,563	2,444,355
Great Western Bancorp, Inc.	289,300	9,118,736
Hancock Holding Co.(a)	141,400	3,672,158
Hanmi Financial Corp.	164,678	3,807,355
Heartland Financial USA, Inc.	133,450	4,471,910
Heritage Financial Corp.	22,500	415,125
Hilltop Holdings, Inc.*	350,403	6,959,004
Horizon Bancorp	62,636	1,528,318
IBERIABANK Corp.	147,200	8,683,328
International Bancshares Corp.	337,582	8,841,273
Lakeland Bancorp, Inc.	116,627	1,293,393
LegacyTexas Financial Group, Inc.	33,400	823,644
MainSource Financial Group, Inc.	113,973	2,490,310
MB Financial, Inc.	26,900	935,044
Merchants Bancshares, Inc.	4,600	140,024
MidWestOne Financial Group, Inc.	19,462	551,942
NBT Bancorp, Inc.	20,720	587,205
Old National Bancorp	968,743	12,981,156
Pacific Continental Corp.	38,140	635,412
Peapack Gladstone Financial Corp.	49,479	947,028
Preferred Bank	70,205	2,229,711
Prosperity Bancshares, Inc.(a)	239,058	12,615,091
S&T Bancorp, Inc.	74,363	1,908,898
Sandy Spring Bancorp, Inc.	37,508	1,072,354
Sierra Bancorp	33,158	583,912
Sterling Bancorp	8,900	145,426
Stock Yards Bancorp, Inc.	43,545	1,760,960
Texas Capital Bancshares, Inc.*	80,600	3,693,092
Tompkins Financial Corp.	45,743	2,988,848
TriCo Bancshares	57,050	1,535,786
Trustmark Corp.	451,435	11,064,672
Umpqua Holdings Corp.	771,200	12,208,096
Union Bankshares Corp.	83,801	2,213,184
Univest Corp. of Pennsylvania	85,588	1,689,507
WesBanco, Inc.	127,748	4,104,543
West Bancorporation, Inc.	40,359	752,695
Wilshire Bancorp, Inc.	489,960	5,276,869
Wintrust Financial Corp.	85,100	4,426,902

		276,001,850

Biotechnology — 0.7%
AMAG Pharmaceuticals, Inc.*(a)	313,200	8,306,064
PDL BioPharma, Inc.	421,600	1,589,432

		9,895,496

Capital Markets — 2.1%
Arlington Asset Investment Corp. (Class A Stock)(a)	112,596	1,456,992
Calamos Asset Management, Inc. (Class A Stock)	143,749	1,184,492
Cowen Group, Inc. (Class A Stock)*	40,100	139,748
Investment Technology Group, Inc.	258,511	5,046,135
KCG Holdings, Inc. (Class A Stock)*	170,400	2,334,480
Legg Mason, Inc.	38,900	1,249,079
Piper Jaffray Cos.*	171,983	7,173,411
Stifel Financial Corp.*	309,700	10,192,227

		28,776,564

Chemicals — 2.4%
Axiall Corp.	73,800	1,737,990
Chase Corp.	5,604	315,449

FutureFuel Corp.	29,800	334,952
Innospec, Inc.	103,840	5,021,702
Kraton Performance Polymers, Inc.*	62,100	1,410,291
Olin Corp.(a)	412,200	8,981,838
Platform Specialty Products Corp.*(a)	371,100	3,822,330
Stepan Co.	175,419	10,751,431
Tredegar Corp.	24,880	397,085

		32,773,068

Commercial Services & Supplies — 1.8%
ACCO Brands Corp.*	569,141	5,429,605
Ennis, Inc.	389,756	7,615,832
Quad/Graphics, Inc.	283,371	3,556,306
VSE Corp.	24,500	1,519,980
West Corp.	309,537	6,633,378

		24,755,101

Communications Equipment — 0.6%
Bel Fuse, Inc. (Class B Stock)	32,009	533,270
Black Box Corp.	49,900	729,538
Brocade Communications Systems, Inc.	497,579	4,781,734
EchoStar Corp. (Class A Stock)*	44,300	1,812,756

		7,857,298

Construction & Engineering — 1.8%
AECOM*	39,200	1,273,608
Aegion Corp.*	573,693	12,179,503
MYR Group, Inc.*	142,985	3,647,547
Quanta Services, Inc.*	293,400	6,959,448
Tutor Perini Corp.*	32,200	509,404

		24,569,510

Consumer Finance — 1.4%
Encore Capital Group, Inc.*(a)	269,491	7,586,172
Enova International, Inc.*	267,205	2,354,076
Nelnet, Inc. (Class A Stock)	198,953	8,338,120
World Acceptance Corp.*	18,900	820,071

		19,098,439

Containers & Packaging
Greif, Inc. (Class A Stock)	12,500	433,750

Diversified Consumer Services — 0.9%
DeVry Education Group, Inc.(a)	347,600	6,030,860
K12, Inc.*	508,030	6,243,689

		12,274,549

Diversified Financial Services
Marlin Business Services Corp.	35,500	525,045

Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.*(a)	1,055,698	8,519,483

Electric Utilities — 0.6%
ALLETE, Inc.	40,900	2,298,171
IDACORP, Inc.	77,859	5,662,685

		7,960,856

Electrical Equipment
Powell Industries, Inc.	11,500	357,880

Electronic Equipment, Instruments & Components — 3.3%
Benchmark Electronics, Inc.*	267,746	5,199,627
Electro Rent Corp.	45,564	456,096

Jabil Circuit, Inc.	207,100	3,595,256
Sanmina Corp.*	635,374	15,026,595
Tech Data Corp.*(a)	158,800	10,907,972
TTM Technologies, Inc.*	39,100	254,932
Vishay Intertechnology, Inc.(a)	736,500	8,955,840

		44,396,318

Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc.(a)	828,200	8,000,412
Bristow Group, Inc.(a)	394,073	9,032,153
Ensco PLC (Class A Stock)	84,400	1,009,424
Forum Energy Technologies, Inc.*	584,395	9,782,772
Helix Energy Solutions Group, Inc.*	1,286,050	11,098,612
Hornbeck Offshore Services, Inc.*(a)	238,700	2,802,338
Noble Corp. PLC (United Kingdom)	112,900	1,267,867
PHI, Inc.*	73,615	1,650,448
Rowan Cos. PLC (Class A Stock)(a)	73,600	1,384,416
TETRA Technologies, Inc.*	80,100	576,720
Tidewater, Inc.	262,300	2,297,748
Unit Corp.*	22,500	284,850

		49,187,760

Food & Staples Retailing — 1.9%
Andersons, Inc. (The)	7,900	264,729
Ingles Markets, Inc. (Class A Stock)	194,005	6,997,760
SpartanNash Co.	358,290	9,924,633
SUPERVALU, Inc.*	399,919	2,011,593
United Natural Foods, Inc.*	194,300	6,930,681

		26,129,396

Food Products — 1.2%
Darling Ingredients, Inc.*	388,100	5,623,569
Fresh Del Monte Produce, Inc.	244,961	10,597,013

		16,220,582

Health Care Providers & Services — 2.7%
Brookdale Senior Living, Inc.*	336,900	6,219,174
Community Health Systems, Inc.*	36,400	694,512
Kindred Healthcare, Inc.	423,600	6,252,336
LifePoint Health, Inc.*	98,200	6,634,392
Select Medical Holdings Corp.*(a)	782,085	10,464,297
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	215,033	5,599,460

		35,864,171

Hotels, Restaurants & Leisure — 0.2%
International Speedway Corp. (Class A Stock)	6,200	207,638
Marcus Corp. (The)	48,602	940,449
Speedway Motorsports, Inc.	82,390	1,443,473

		2,591,560

Household Durables — 1.2%
Beazer Homes USA, Inc.*	49,600	407,712
CalAtlantic Group, Inc.(a)	187,600	6,072,612
CSS Industries, Inc.	29,045	812,098
KB Home	638,700	8,667,159
Meritage Homes Corp.*	15,500	527,465
TRI Pointe Group, Inc.*	22,000	255,200

		16,742,246

Independent Power & Renewable Electricity Producers — 1.0%
Abengoa Yield PLC (Spain)(a)	59,200	1,067,376
Dynegy, Inc.*	150,900	2,660,367
NRG Yield, Inc. (Class C Stock)(a)	215,700	3,490,026

Talen Energy Corp.*	405,500	4,728,130
TerraForm Power, Inc. (Class A Stock)*(a)	194,800	2,080,464

		14,026,363

Insurance — 8.3%
Allied World Assurance Co. Holdings AG	49,866	1,774,232
Ambac Financial Group, Inc.*	63,600	1,032,228
American Equity Investment Life Holding Co.(a)	566,177	7,926,478
American Financial Group, Inc.	3,823	264,208
Argo Group International Holdings Ltd.	166,529	9,154,099
Aspen Insurance Holdings Ltd. (Bermuda)	71,011	3,291,360
CNO Financial Group, Inc.	660,700	12,137,059
EMC Insurance Group, Inc.	42,850	1,133,811
Employers Holdings, Inc.	247,698	7,356,631
Endurance Specialty Holdings Ltd.	62,446	3,995,295
FBL Financial Group, Inc. (Class A Stock)	87,568	5,295,237
First American Financial Corp.	275,574	9,926,175
Hanover Insurance Group, Inc. (The)	45,452	3,897,964
HCI Group, Inc.(a)	39,463	1,182,311
Heritage Insurance Holdings, Inc.	41,400	550,206
Independence Holding Co.	5,100	78,387
Infinity Property & Casualty Corp.	14,181	1,136,749
Maiden Holdings Ltd.(a)	161,005	1,969,091
MBIA, Inc.*	698,100	5,445,180
National Western Life Group, Inc. (Class A Stock)	5,700	1,235,190
Navigators Group, Inc. (The)*	85,062	7,026,972
Selective Insurance Group, Inc.	330,467	11,470,510
State Auto Financial Corp.	112,259	2,302,432
United Fire Group, Inc.	178,125	7,983,562
United Insurance Holdings Corp.	221,180	3,607,446
Validus Holdings Ltd.	8,900	410,201

		111,583,014

Internet Software & Services
Monster Worldwide, Inc.*(a)	110,900	354,880

IT Services — 0.9%
CACI International, Inc. (Class A Stock)*	16,074	1,545,515
Convergys Corp.(a)	348,431	9,233,422
ManTech International Corp. (Class A Stock)	24,600	831,480

		11,610,417

Machinery — 2.9%
Altra Industrial Motion Corp.	11,194	321,268
Chart Industries, Inc.*	119,300	3,070,782
Columbus McKinnon Corp.	19,200	316,992
Douglas Dynamics, Inc.	244,001	5,590,063
Federal Signal Corp.	214,664	2,938,750
FreightCar America, Inc.	35,800	613,970
Global Brass & Copper Holdings, Inc.	205,852	5,578,589
Greenbrier Cos., Inc. (The)(a)	262,800	7,881,372
LB Foster Co. (Class A Stock)	34,145	671,974
Manitowoc Co., Inc. (The)	223,500	1,273,950
Meritor, Inc.*	316,236	2,688,006
NN, Inc.(a)	64,400	968,576
SPX FLOW, Inc.*	100,300	3,004,988
Wabash National Corp.*	291,697	4,156,682

		39,075,962

Media — 1.1%
Entercom Communications Corp. (Class A Stock)*	110,382	1,251,732
Eros International PLC*(a)	38,400	513,792
Saga Communications, Inc. (Class A Stock)	7,810	328,410
Time, Inc.(a)	812,400	11,942,280
Tribune Media Co. (Class A Stock)(a)	28,500	1,098,675

		15,134,889

Metals & Mining — 1.0%
Century Aluminum Co.*(a)	268,800	2,370,816
Handy & Harman Ltd.*	46,393	1,272,560
Materion Corp.	37,400	1,084,226
Reliance Steel & Aluminum Co.	27,900	2,063,763
Worthington Industries, Inc.	161,215	6,085,866

		12,877,231

Oil, Gas & Consumable Fuels — 3.7%
Adams Resources & Energy, Inc.	23,678	953,040
Alon USA Energy, Inc.(a)	314,900	3,306,450
Ardmore Shipping Corp. (Ireland)	47,400	443,190
Delek US Holdings, Inc.	456,833	7,259,076
DHT Holdings, Inc. (Bermuda)	791,200	4,541,488
Dorian LPG Ltd.*	113,400	1,152,144
Frontline Ltd. Bermuda (Bermuda)	28,200	232,368
Oasis Petroleum, Inc.*(a)	1,199,900	11,627,031
Renewable Energy Group, Inc.*	24,400	237,168
REX American Resources Corp.*(a)	43,800	2,381,406
Scorpio Tankers, Inc. (Monaco)	944,100	5,910,066
SemGroup Corp. (Class A Stock)	68,800	2,109,408
Ship Finance International Ltd. (Norway)(a)	548,769	8,324,826
Teekay Tankers Ltd. (Bermuda) (Class A Stock)	372,600	1,468,044

		49,945,705

Paper & Forest Products — 1.4%
Boise Cascade Co.*	17,700	369,399
Domtar Corp.	138,800	5,363,232
KapStone Paper & Packaging Corp.	368,022	5,847,869
P.H. Glatfelter Co.	36,000	825,480
Schweitzer-Mauduit International, Inc.	173,243	5,957,827

		18,363,807

Pharmaceuticals — 0.1%
Lannett Co., Inc.*	57,500	1,102,850

Professional Services — 1.1%
CRA International, Inc.*	61,991	1,345,205
ICF International, Inc.*	145,592	5,731,957
Navigant Consulting, Inc.*	338,448	5,401,630
RPX Corp.*	254,329	2,817,965

		15,296,757

Real Estate Investment Trusts (REITs) — 13.7%
AG Mortgage Investment Trust, Inc.	326,781	4,375,598
American Capital Mortgage Investment Corp.	332,437	4,930,041
Apollo Commercial Real Estate Finance, Inc.(a)	304,380	4,848,774
Apollo Residential Mortgage, Inc.	320,181	4,341,654
ARMOUR Residential REIT, Inc.	92,400	1,966,272
Ashford Hospitality Prime, Inc.	89,879	1,005,746
Ashford Hospitality Trust, Inc.	1,624,820	9,082,744
Brandywine Realty Trust	276,700	4,136,665
Capstead Mortgage Corp.	542,592	5,273,994
CBL & Associates Properties, Inc.	116,643	1,362,390
Chatham Lodging Trust	20,100	428,331
Chesapeake Lodging Trust	7,200	177,336
Colony Capital, Inc. (Class A Stock)	199,900	3,534,232
Columbia Property Trust, Inc.	104,600	2,332,580
CorEnergy Infrastructure Trust, Inc.(a)	81,115	1,726,938
CYS Investments, Inc.	713,909	5,789,802

DiamondRock Hospitality Co.(a)	291,400	2,596,374
Dynex Capital, Inc.(a)	539,406	3,506,139
First Potomac Realty Trust	132,685	1,115,881
Franklin Street Properties Corp.	1,011,803	10,745,348
Gladstone Commercial Corp.	64,276	1,081,765
Government Properties Income Trust	381,100	7,210,412
Gramercy Property Trust	886,815	7,511,323
Hatteras Financial Corp.	331,900	5,273,891
Hersha Hospitality Trust	39,100	754,239
Hospitality Properties Trust	100,900	2,582,031
Invesco Mortgage Capital, Inc.	488,426	6,276,274
iStar,Inc.*	69,500	681,100
Ladder Capital Corp.	11,900	141,729
LaSalle Hotel Properties	594,500	14,208,550
Lexington Realty Trust	1,463,177	12,846,694
New Residential Investment Corp.	688,778	8,334,214
New York Mortgage Trust, Inc.	66,500	345,800
Pebblebrook Hotel Trust(a)	49,700	1,373,708
Pennymac Mortgage Investment Trust	402,143	5,465,123
RAIT Financial Trust	353,819	1,075,610
Redwood Trust, Inc.(a)	183,100	2,372,976
RLJ Lodging Trust(a)	456,300	9,614,241
Sabra Health Care REIT, Inc.	78,400	1,653,456
Select Income REIT	598,328	13,851,293
Senior Housing Properties Trust	383,500	6,741,930
Summit Hotel Properties, Inc.	59,100	673,740
Sunstone Hotel Investors, Inc.	120,800	1,547,448
Western Asset Mortgage Capital Corp.(a)	69,800	695,906

		185,590,292

Road & Rail — 0.4%
ArcBest Corp.	180,032	3,436,811
Celadon Group, Inc.	51,600	519,612
Roadrunner Transportation Systems, Inc.*	124,700	1,473,954

		5,430,377

Semiconductors & Semiconductor Equipment — 1.0%
Amkor Technology, Inc.*	1,854,761	10,590,685
Photronics, Inc.*	292,800	3,097,824

		13,688,509

Specialty Retail — 1.0%
Aaron’s, Inc.	18,000	471,780
Ascena Retail Group, Inc.*(a)	975,900	8,597,679
Big 5 Sporting Goods Corp.	16,800	203,112
Boot Barn Holdings, Inc.*	17,000	139,400
Cato Corp. (The) (Class A Stock)	24,322	889,942
Shoe Carnival, Inc.	25,958	665,304
Sonic Automotive, Inc. (Class A Stock)	86,500	1,622,740
Stage Stores, Inc.(a)	123,900	911,904
Tilly’s, Inc. (Class A Stock)*	32,000	201,280

		13,703,141

Textiles, Apparel & Luxury Goods — 0.4%
Iconix Brand Group, Inc.*	327,100	2,773,808
Movado Group, Inc.	68,400	1,929,564

		4,703,372

Thrifts & Mortgage Finance — 5.7%
Dime Community Bancshares, Inc.	361,283	6,542,835
EverBank Financial Corp.	179,800	2,711,384
Federal Agricultural Mortgage Corp. (Class C Stock)	40,662	1,654,130
First Defiance Financial Corp.	73,672	2,915,938

Flagstar Bancorp, Inc.*	68,000	1,609,560
HomeStreet, Inc.*	38,900	838,295
Meta Financial Group, Inc.	7,215	358,008
MGIC Investment Corp.*(a)	1,214,300	8,779,389
OceanFirst Financial Corp.(a)	70,155	1,366,620
Oritani Financial Corp.	267,982	4,644,128
PennyMac Financial Services, Inc. (Class A Stock)*	37,815	481,763
Provident Financial Services, Inc.	398,720	7,966,426
Radian Group, Inc.	832,766	10,651,077
TrustCo Bank Corp.	124,541	798,308
United Financial Bancorp, Inc.	55,400	719,092
Walker & Dunlop, Inc.*	242,521	5,347,588
Washington Federal, Inc.	630,404	15,312,513
WSFS Financial Corp.	127,678	4,358,927

		77,055,981

Tobacco — 0.4%
Universal Corp.(a)	86,400	4,713,120

Trading Companies & Distributors — 2.7%
Air Lease Corp.(a)	218,300	6,653,784
Aircastle Ltd.(a)	635,953	13,800,180
CAI International, Inc.*	266,906	2,727,779
GATX Corp.(a)	45,047	2,069,459
MRC Global, Inc.*	119,300	1,667,814
Rush Enterprises, Inc. (Class A Stock)*	88,400	1,740,596
TAL International Group, Inc.*	54,737	936,003
Textainer Group Holdings Ltd.	90,800	1,401,044
WESCO International, Inc.*(a)	95,500	5,614,445

		36,611,104

Water Utilities — 0.2%
SJW Corp.	66,984	2,304,919

Wireless Telecommunication Services — 0.5%
Spok Holdings, Inc.	28,800	489,312
Telephone & Data Systems, Inc.	226,900	6,709,433

		7,198,745

TOTAL COMMON STOCKS (cost $1,285,864,378)		1,334,977,188

EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Value ETF(a) (cost $6,362,904)	68,539	6,523,542

	Units
RIGHTS*(d)
Banks
Enterprise Bancorp, Inc. expiring 5/27/2016 (cost $0)	3,100	8,153

TOTAL LONG-TERM INVESTMENTS (cost $1,292,227,282)		1,341,508,883

	Shares
SHORT-TERM INVESTMENT — 14.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $201,241,590; includes $131,871,229 of cash collateral for securities on loan)(b)(c)	201,241,590	201,241,590

TOTAL INVESTMENTS — 114.2% (cost $1,493,468,872)(e)		1,542,750,473
Liabilities in excess of other assets — (14.2)%		(191,711,135)

NET ASSETS — 100.0%		$1,351,039,338

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,389,917; cash collateral of $131,871,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of April 30, 2016.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,502,298,166

Appreciation	132,311,208
Depreciation	(91,858,901)

Net Unrealized Appreciation	$40,452,307

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,751,271	$—	$—
Air Freight & Logistics	15,624,141	—	—
Airlines	13,196,848	—	—
Auto Components	13,102,571	—	—
Banks	276,001,850	—	—
Biotechnology	9,895,496	—	—
Capital Markets	28,776,564	—	—
Chemicals	32,773,068	—	—
Commercial Services & Supplies	24,755,101	—	—
Communications Equipment	7,857,298	—	—
Construction & Engineering	24,569,510	—	—
Consumer Finance	19,098,439	—	—
Containers & Packaging	433,750	—	—
Diversified Consumer Services	12,274,549	—	—

Diversified Financial Services	525,045	—	—
Diversified Telecommunication Services	8,519,483	—	—
Electric Utilities	7,960,856	—	—
Electrical Equipment	357,880	—	—
Electronic Equipment, Instruments & Components	44,396,318	—	—
Energy Equipment & Services	49,187,760	—	—
Food & Staples Retailing	26,129,396	—	—
Food Products	16,220,582	—	—
Health Care Providers & Services	35,864,171	—	—
Hotels, Restaurants & Leisure	2,591,560	—	—
Household Durables	16,742,246	—	—
Independent Power & Renewable Electricity Producers	14,026,363	—	—
Insurance	111,583,014	—	—
Internet Software & Services	354,880	—	—
IT Services	11,610,417	—	—
Machinery	39,075,962	—	—
Media	15,134,889	—	—
Metals & Mining	12,877,231	—	—
Oil, Gas & Consumable Fuels	49,945,705	—	—
Paper & Forest Products	18,363,807	—	—
Pharmaceuticals	1,102,850	—	—
Professional Services	15,296,757	—	—
Real Estate Investment Trusts (REITs)	185,590,292	—	—
Road & Rail	5,430,377	—	—
Semiconductors & Semiconductor Equipment	13,688,509	—	—
Specialty Retail	13,703,141	—	—
Textiles, Apparel & Luxury Goods	4,703,372	—	—
Thrifts & Mortgage Finance	77,055,981	—	—
Tobacco	4,713,120	—	—
Trading Companies & Distributors	36,611,104	—	—
Water Utilities	2,304,919	—	—
Wireless Telecommunication Services	7,198,745	—	—
Exchange Traded Fund	6,523,542	—	—
Rights
Banks	8,153	—	—
Affiliated Mutual Fund	201,241,590	—	—

Total	$1,542,750,473	$—	$—

Glossary:

The following abbreviations are used in the preceding Portfolios descriptions:

Exchange

AEX	Amsterdam Stock Exchange
XLON	London Stock Exchange

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
bps	Basis points
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Federal Funds Effective Rate

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     June 16, 2016

*	Print the name and title of each signing officer under his or her signature.